Investments and Derivative Instruments (Collateral Arrangements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total collateral pledged	$ 871	$ 1,285
Fixed Maturities AFS [Member]
Derivative [Line Items]
Total collateral pledged	663	1,086
Short-term Investments [Member]
Derivative [Line Items]
Total collateral pledged	$ 208	$ 199